SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Maximum Issuance Shares	6,410,100	125,000
Share issued on conversion of promissory notes			125,000	175,000
Warrants [Member]
Maximum Issuance Shares	838,100
Convertible promissory note [Member]
Maximum Issuance Shares	5,572,000	125,000
Share issued on conversion of promissory notes			125,000	175,000